Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment (Tables) [Abstract]
Depreciation, Depletion and Amortization
2011	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,804		$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048		2,600	1.3	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,783		3,828	2.4	-	4.0%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,913	(a)	36	NM			NM			208	1	NM			NM
Other	2,587		1,246	1.7	-	9.3%	5	-	55	1,193	392	NM			NM
Total	$44,135		$14,402							$11,535	$4,297

2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	NM			NM			143	9	NM			NM
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	NM			NM
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.8%	9	-	132	1.9	-	3.3%	20	-	70
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	NM			NM			NM			NM
Other	4.2	-	12.8%	5	-	55	NM			NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM	Not Meaningful

Asset Retirement Obligations (ARO)
Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2009	$1,259
DHLC Deconsolidation (a)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO at December 31, 2011 (c)	$1,474

(a)       We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

(b)       The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.

(c)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Allowance for Equity Funds Used During Construction	$98	$77	$82
Allowance for Borrowed Funds Used During Construction	63	53	67

Jointly-owned Electric Facilities
			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	401	2	208
Turk Generating Plant (h)	Coal	73.33%	-	1,326	-
Transmission	NA	(d)	63	6	50

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	NA	(d)	63	3	48

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable